GOLDMAN SACHS MONEY MARKET TRUST
                         FINANCIAL SQUARE FUNDS

                                FST Shares
                         FST Administration Shares
                            FST Service Shares


                  Supplement dated December 18, 1995 to
                    Prospectuses dated March 15, 1995

     The following relates to the Financial Square Tax-Free Money Market Fund only:

     The section under "Purchase of Shares " is revised to include the following:

If order is received                         Dividends Begin
by Goldman Sachs                             ---------------
--------------------

By:  2:00 p.m. - N.Y. time                   Same Business Day
________________________________________________________________________

After:    2:00 p.m. - N.Y. time              Next Business Day


     The section under "Redemption of Shares - Payment of Redemption Proceeds and Dividends" is revised to include the following:

Redemption Request Received        Redemption Proceeds      Dividends
by Goldman Sachs                   Ordinarily               ---------
---------------------------        -------------------

     (2) In the case of Tax-Free Fund:

By:  1:00 p.m. - N.Y. time         Wired Same Business Day  Not earned on
                                                            Day request is
                                                            received
__________________________________________________________________________

After:    1:00 p.m. - N.Y. time    Wired Next Business Day  Earned on Day
                                                            request is
                                                            received